Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 172,468	$ 102,812	$ 55,420
Currency translation adjustment	(45,038)	10,725	4,494
Currency impact on long-term funding	9,806	(1,046)	1,982
Tax on currency impact of long term funding	(178)	(87)	(356)
Unrealized capital gain/(loss) - investments	20	(239)	861
Actuarial (loss)/gain on defined benefit pension plan	(4,125)	1,383	689
Total comprehensive income	$ 132,953	$ 113,548	$ 63,090